BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS (Details) In Millions, unless otherwise specified	12 Months Ended					0 Months Ended												0 Months Ended									0 Months Ended				0 Months Ended														1 Months Ended						12 Months Ended									12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 RUB	Dec. 31, 2013 RUB	Dec. 31, 2013 USD ($)	Dec. 31, 2012 RUB	Mar. 12, 2014 KitLocate Ltd USD ($)	Mar. 12, 2014 KitLocate Ltd RUB	Dec. 31, 2014 KitLocate Ltd USD ($)	Dec. 31, 2014 KitLocate Ltd RUB	Mar. 12, 2014 KitLocate Ltd USD ($)	Mar. 12, 2014 KitLocate Ltd RUB	Mar. 12, 2014 KitLocate Ltd Patents USD ($)	Mar. 12, 2014 KitLocate Ltd Patents RUB	Mar. 12, 2014 KitLocate Ltd Content and software USD ($)	Mar. 12, 2014 KitLocate Ltd Content and software RUB	Mar. 12, 2014 KitLocate Ltd Non-compete agreements USD ($)	Mar. 12, 2014 KitLocate Ltd Non-compete agreements RUB	Oct. 14, 2013 KinoPoisk USD ($)	Oct. 14, 2013 KinoPoisk RUB	Dec. 31, 2014 KinoPoisk USD ($)	Dec. 31, 2014 KinoPoisk RUB	Oct. 14, 2013 KinoPoisk USD ($)	Oct. 14, 2013 KinoPoisk RUB	Oct. 14, 2013 KinoPoisk Trade names RUB	Oct. 14, 2013 KinoPoisk Customer relationships RUB	Oct. 14, 2013 KinoPoisk Website and applications RUB	Oct. 14, 2013 KinoPoisk Portal content	Oct. 14, 2013 KinoPoisk Portal content RUB	Oct. 14, 2013 KinoPoisk Website and applications, customer relationships and non-compete agreements RUB	Oct. 14, 2013 KinoPoisk Non-compete agreements RUB	Aug. 19, 2014 Auto Ru USD ($) installment	Aug. 19, 2014 Auto Ru RUB	Aug. 19, 2014 Auto Ru USD ($)	Aug. 19, 2014 Auto Ru RUB	Aug. 19, 2014 Auto Ru Trade names USD ($)	Aug. 19, 2014 Auto Ru Trade names RUB	Aug. 19, 2014 Auto Ru Customer relationships USD ($)	Aug. 19, 2014 Auto Ru Customer relationships RUB	Aug. 19, 2014 Auto Ru Website and applications USD ($)	Aug. 19, 2014 Auto Ru Website and applications RUB	Aug. 19, 2014 Auto Ru Portal content USD ($)	Aug. 19, 2014 Auto Ru Portal content RUB	Aug. 19, 2014 Auto Ru Portal content website and applications and customer relationships USD ($)	Aug. 19, 2014 Auto Ru Portal content website and applications and customer relationships RUB	Sep. 30, 2014 ADFOX USD ($)	Sep. 30, 2014 ADFOX RUB	Sep. 30, 2014 ADFOX Trade names USD ($)	Sep. 30, 2014 ADFOX Trade names RUB	Sep. 30, 2014 ADFOX Website and applications USD ($)	Sep. 30, 2014 ADFOX Website and applications RUB	Dec. 31, 2014 Other acquisitions USD ($)	Dec. 31, 2014 Other acquisitions RUB	Dec. 31, 2014 Russian Search And Portal RUB	Dec. 31, 2013 Russian Search And Portal RUB	Dec. 31, 2012 Russian Search And Portal RUB	Mar. 12, 2014 Russian Search And Portal KitLocate Ltd USD ($)	Mar. 12, 2014 Russian Search And Portal KitLocate Ltd RUB	Sep. 30, 2014 Russian Search And Portal ADFOX USD ($)	Sep. 30, 2014 Russian Search And Portal ADFOX RUB	Dec. 31, 2014 Russian E-commerce USD ($)	Dec. 31, 2014 Russian E-commerce RUB	Dec. 31, 2014 Russian E-commerce Other acquisitions RUB	Dec. 31, 2014 Other RUB	Dec. 31, 2013 Other RUB	Aug. 19, 2014 Other Auto Ru USD ($)	Aug. 19, 2014 Other Auto Ru RUB
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Ownership interest acquired (as a percent)										100.00%	100.00%											100.00%	100.00%										100.00%	100.00%
Cash consideration for acquisition of the entity	$ 116.7	6,567.0	2,481.0			$ 10.2	371.0											$ 80.0	2,577.0												$ 178.4	6,428.0													$ 8.5	336.0
Cash payments made on completion of acquisition						4.0	145.0																																						2.8	110.0
Contingent consideration								1.6	92.0	3.9	142.0									3.0	169.0	3.0	97.0										14.0	504.0
Number of installments																															2	2
Escrow installment percentage																															50.00%	50.00%
Term of first escrow installment payment																															18 months	18 months
Term of second escrow installment payment																															43 months	43 months
Term for release of amount deposited in escrow account						4 years	4 years
Business Acquisition Earn Out Payments on Achievement of Certain Distribution Milestones										2.3	84.0
Goodwill	101.8	5,728.0	2,140.0																																																		454.0							1.9	106.0	106.0	5,168.0	2,140.0
ASSETS:
Cash and cash equivalents											4												39											204
Current assets											1												59											36
Property and equipment																							3											16												2
Intangible assets										1.0	59.0	0.5	30.0	0.4	20.0	0.1	9.0						440.0	224.0	4.0	63.0		135.0	81.0	14.0			24.9	1,400.0	16.5	926.0	5.4	302.0	2.4	138.0	0.6	34.0	8.4	474.0	1.3	74.0	0.3	15.0	1.0	59.0	3.8	215.0
Deferred tax assets																																														74.0					0.5	26.0
Goodwill	158.6	8,920.0	2,915.0	51.8	750.0						158.0												2,140.0											5,168.0												296.0							1,506.0	775.0	750.0	2.8	158.0	5.3	296.0		106.0		7,308.0	2,140.0	91.9	5,168.0
Non-current assets																							1
Total assets											222												2,682											6,824												446
LIABILITIES:
Current liabilities											4												20											28
Non-current liabilities																																		80
Deferred tax liabilities											15												85											288
Net assets											203												2,577											6,428												446
Total purchase consideration							203.0												2,577.0													6,428.0													$ 11.3	446.0					$ 6.2	347.0
Amortization period of intangible assets acquired																											10 years				10 years	10 years